Arbitral Award and Mining Data Sale Settlement Agreement: (Details Text) $ in Millions	9 Months Ended
Sep. 30, 2018 USD ($)
Arbitral Award and Mining Data Sale Settlement Agreement: [Abstract]
Total award	$ 740.3
Venezuela agreed to pay to satisfy award	792.0
Venezuela agreed to pay for mining data	240.0
Initial payment	40.0
Additional twenty three payment amounts	29.5
Final payment amount to be received	313.3
Amount deposited to trust account	187.5
Amount transferred outside Venezuela	165.2
Amount remaining in trust account	22.3
Government bonds received	88.5
Amount paid to date	276.0
amount due and unpaid	$ 265.5
amount of proceeds cvr holders entitled to	5.466%
Estimated cvr payable	$ 5.6
Cvr distributed	$ 1.9
Original Bonus percentage of first two hundred million collected	1.00%
Original Bonus percentage thereafter	5.00%
Modified bonus percentage of first two hundred million collected	1.28%
Modified Bonus percentage thereafter	6.40%
Estimated bonus payable	$ 2.2
bonus distributed	$ 0.7